SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 52,866,192	$ 42,278,211		$ 28,613,000
Acquired in Somah Transaction		4,022,271	[1],[2]	14,147,729
Acquired in MHL Transaction		6,600,000
Additions		2,775		106,971
Amortization expense	(630,879)	(37,065)	[2]	(589,489)
Ending Balance	$ 52,235,313	$ 52,866,192		$ 42,278,211

[1]	Measured as at Somah acquisition date of July 31, 2020, see Note 2.
[2]	To account for Somah Transaction measurement period adjustments, the Company restated the Quarterly Report on Form 10-Q for the three and six month ended June 30, 2021, originally filed on August 23, 2021. As a result of the restatement, the value of DuraGraft intangibles purchased with the Somah Transaction increased by $4,022,271 and related overestimated amortization of the intangibles decreased by $898,026 for the year ended December 31, 2021.